UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Enhanced Dividend AchieversTM Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Aerospace & Defense—0.6%
23,800	General Dynamics Corp.	$2,121,532
38,200	United Technologies Corp.	2,444,036

		4,565,568

	Basic Materials—1.3%
86,500	PPG Industries, Inc.(a)	5,245,360
250,900	RPM Intl., Inc.	5,143,450

		10,388,810

	Building & Development—0.2%
110,800	Masco Corp.	1,827,092

	Consumer Products—21.8%
529,600	Altria Group, Inc.(a)	10,777,360
238,350	Anheuser-Busch Cos., Inc.	16,150,596
74,000	Clorox Co.	4,033,000
592,900	Coca-Cola Co. (The)	30,534,350
55,000	Colgate-Palmolive Co.	4,084,850
113,325	Harley-Davidson, Inc.	4,288,218
29,800	Hillenbrand, Inc.	689,870
439,000	Home Depot, Inc.	10,461,370
198,000	Kimberly-Clark Corp.	11,450,340
290,350	McDonald’s Corp.	17,360,026
120,000	PepsiCo, Inc.	7,987,200
527,400	Philip Morris Intl., Inc.(a)	27,240,210
221,000	Procter & Gamble Co.(a)	14,471,080
80,800	Stanley Works (The)(a)	3,593,984
73,961	Universal Corp.	3,817,867
85,250	Wal-Mart Stores, Inc.	4,997,355

		171,937,676

	Energy—12.0%
81,000	Atmos Energy Corp.(a)	2,144,070
392,000	Chevron Corp.	33,147,520
413,000	Consolidated Edison, Inc.	16,396,100
93,400	Exxon Mobil Corp.	7,512,162
66,700	FPL Group, Inc.	4,304,151
92,000	Integrys Energy Group, Inc.	4,697,520
231,000	Pinnacle West Capital Corp.	7,754,670
387,700	Progress Energy, Inc.	16,403,587
79,000	Vectren Corp.	2,306,800

		94,666,580

	Financial Institutions—24.2%
119,000	American Capital Ltd.(b)	2,418,080
78,300	Associated Banc-Corp	1,306,827
1,050,000	Bank of America Corp.(a)	34,545,000
503,400	BB&T Corp.(a)(b)	14,105,268
588,000	Citigroup, Inc.(a)	10,989,720
330,000	Comerica, Inc.	9,477,600
406,800	Fifth Third Bancorp	5,682,996
78,000	First Midwest Bancorp, Inc.	1,601,340
104,000	FirstMerit Corp.	2,046,720
149,700	FNB Corp.	1,696,101
409,000	Fulton Financial Corp.	4,310,860
573,000	KeyCorp	6,045,150
117,000	Lincoln National Corp.	5,580,900
99,000	Marshall & Ilsley Corp.	1,504,800
95,500	Mercury General Corp.	4,823,705
28,500	Northern Trust Corp.	2,227,845
27,000	State Street Corp.	1,934,280
143,000	SunTrust Banks, Inc.(b)	5,871,580
487,000	Synovus Financial Corp.	4,631,370
80,000	T. Rowe Price Group, Inc.	4,788,000
898,000	U.S. Bancorp(a)	27,487,780
106,100	Valley National Bancorp	2,094,414
496,000	Washington Mutual, Inc.(b)	2,643,680
1,088,000	Wells Fargo & Co.	32,933,760

		190,747,776

	Health Care—14.2%
437,950	Abbott Laboratories(a)	24,674,103
555,000	Eli Lilly & Co.	26,146,050
35,700	Hill-Rom Holdings, Inc.	1,002,813
359,050	Johnson & Johnson	24,584,153

Shares	Common Stocks	Value

	Health Care— (cont’d)
41,800	Medtronic, Inc.	$2,208,294
1,796,000	Pfizer, Inc.(a)	33,531,320

		112,146,733

	Industrials—8.9%
215,800	3M Co.(a)	15,190,162
143,400	Caterpillar, Inc.	9,969,168
186,800	Emerson Electric Co.	9,097,160
1,186,000	General Electric Co.	33,551,940
114,700	Leggett & Platt, Inc.	2,236,650

		70,045,080

	Media—0.3%
71,000	Gannet Co., Inc.	1,286,520
113,000	New York Times Co. (The), Class A	1,422,670

		2,709,190

	Real Estate Investment Trust—2.7%
142,800	Duke Realty Corp.	3,531,444
72,800	General Growth Properties, Inc.	1,995,448
71,000	HCP, Inc.	2,560,970
69,900	Kimco Realty Corp.	2,466,771
144,700	Lexington Realty Trust	2,083,680
52,200	Liberty Property Trust	1,900,080
139,200	Realty Income Corp.(b)	3,506,448
32,350	Vornado Realty Trust	3,075,515

		21,120,356

	Technology—2.9%
101,360	Automatic Data Processing, Inc.	4,329,086
55,300	Intl. Business Machines Corp.	7,077,294
159,300	Linear Technology Corp.	4,946,265
216,000	Pitney Bowes, Inc.	6,845,040

		23,197,685

	Telecommunications—4.4%
1,091,600	AT&T Inc.(a)	33,632,196
33,000	CenturyTel, Inc.	1,227,270

		34,859,466

	Total Common Stocks (Cost—$926,708,293)—93.5%	738,212,012

	Short-Term Securities

	Money Market Funds—7.1%
25,633,200	BlackRock Liquidity Series, LLC Money Market Series, 2.63%(c)(d)(e)	25,633,200
30,184,554	Fidelity Institutional Money Market Prime Portfolio, 2.45%(c)	30,184,554

	Total Short-Term Securities (Cost—$55,817,754)—7.1%	55,817,754

	Total Investments Before Outstanding Options Written (Cost—$982,526,047*)—100.6%	794,029,766

Contracts	Options Written

	Outstanding Call Options Written—(1.4)%
(600)	3M Co., strike price $72, expires 08/29/08	(71,424)
(590)	3M Co., strike price $73, expires 09/12/08	(59,944)
(230)	Abbott Laboratories, strike price $57.50, expires 09/22/08	(35,650)
(218,000)	Abbott Laboratories, strike price $57.60, expires 09/05/08	(241,936)
(1,325)	Altria Group, Inc., strike price $21, expires 08/18/08	(23,187)
(1,580)	Altria Group, Inc., strike price $21.25, expires 08/29/08	(37,794)
(40,000)	Anheuser-Busch Cos., Inc., strike price $34.25, expires 09/22/08	(73,368)
(91,000)	Anheuser-Busch Cos., Inc., strike price $62.52, expires 08/22/08	(478,815)
(146,808)	AT&T Inc., strike price $33.48, expires 09/02/08	(37,583)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(2,100)	AT&T Inc., strike price $35, expires 08/18/08	$(6,300)
(1,435)	AT&T Inc., strike price $35, expires 09/22/08	(27,983)
(1,000)	AT&T Inc., strike price $35, expires 10/20/08	(39,000)
(19,000)	Atmos Energy Corp., strike price $28.10, expires 08/29/08	(1,176)
(560)	Automatic Data Processing, Inc., strike price $45, expires 08/18/08	(5,600)
(1,000)	Bank of America Corp., strike price $27.50, expires 08/18/08	(590,000)
(1,750)	Bank of America Corp., strike price $30, expires 08/18/08	(673,750)
(1,500)	Bank of America Corp., strike price $32.50, expires 08/18/08	(324,000)
(1,500)	Bank of America Corp., strike price $32.50, expires 09/22/08	(513,750)
(500)	BB&T Corp., strike price $27.50, expires 08/18/08	(92,500)
(850)	BB&T Corp., strike price $30, expires 08/18/08	(59,500)
(1,400)	BB&T Corp., strike price $30, expires 09/22/08	(238,000)
(49,900)	Caterpillar, Inc., strike price $74, expires 08/29/08	(47,086)
(290)	Caterpillar, Inc., strike price $74, expires 09/04/08	(30,433)
(2,150)	Chevron Corp., strike price $90, expires 09/22/08	(370,875)
(1,000)	Citigroup, Inc., strike price $20, expires 08/18/08	(49,000)
(1,000)	Citigroup, Inc., strike price $20, expires 09/22/08	(116,000)
(1,235)	Citigroup, Inc., strike price $22.50, expires 09/22/08	(55,575)
(410)	Clorox Co., strike price $55, expires 09/22/08	(82,000)
(770)	Coca-Cola Co. (The), strike price $52.50, expires 08/18/08	(42,350)
(430)	Coca-Cola Co. (The), strike price $52.50, expires 09/22/08	(47,300)
(56,000)	Coca-Cola Co. (The), strike price $53, expires 09/30/08	(63,112)
(1,500)	Coca-Cola Co. (The), strike price $55, expires 08/18/08	(15,000)
(2)	Coca-Cola Co. (The), strike price $55, expires 09/22/08	(80)
(150)	Colgate-Palmolive Co., strike price $72, expires 09/08/08	(50,832)
(15,250)	Colgate-Palmolive Co., strike price $75, expires 09/29/08	(30,866)
(250)	Comerica, Inc., strike price $30, expires 08/18/08	(33,125)
(810)	Comerica, Inc., strike price $35, expires 08/18/08	(12,150)
(500)	Comerica, Inc., strike price $35, expires 09/22/08	(42,500)
(250)	Comerica, Inc., strike price $35, expires 10/20/08	(36,875)
(500)	Consolidated Edison, Inc., strike price $40, expires 08/18/08	(20,000)
(500)	Duke Realty Corp., strike price $25, expires 08/18/08	(37,500)
(28,000)	Duke Realty Corp., strike price $27.50, expires 09/19/08	(14,722)
(2,500)	Eli Lilly & Co., strike price $50, expires 09/22/08	(125,000)
(555)	Eli Lilly & Co., strike price $55, expires 10/20/08	(20,812)
(570)	Emerson Electric Co., strike price $51, expires 09/24/08	(69,882)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(46,000)	Emerson Electric Co., strike price $52, expires 09/15/08	$(36,050)
(200)	Fifth Third Bancorp, strike price $15, expires 08/18/08	(9,000)
(900)	Fifth Third Bancorp, strike price $15, expires 09/22/08	(103,500)
(50,000)	Fifth Third Bancorp, strike price $16, expires 09/19/08	(36,950)
(16)	Fifth Third Bancorp, strike price $17.50, expires 09/22/08	(640)
(43,000)	First Midwest Bancorp, Inc., strike price $26, expires 09/29/08	(23,220)
(10)	FirstMerit Corp., strike price $20, expires 08/18/08	(800)
(250)	FirstMerit Corp., strike price $20, expires 09/22/08	(28,750)
(36,700)	FPL Group, Inc., strike price $65, expires 09/29/08	(96,928)
(130)	General Dynamics Corp., strike price $85, expires 08/18/08	(60,450)
(1,000)	General Electric Co., strike price $30, expires 08/18/08	(14,000)
(2,000)	General Electric Co., strike price $30, expires 09/22/08	(105,000)
(100,000)	General Electric Co., strike price $31, expires 10/17/08	(38,610)
(22,500)	Harley-Davidson, Inc., strike price $38.75, expires 08/19/08	(17,712)
(400)	Harley-Davidson, Inc., strike price $40, expires 08/18/08	(16,000)
(300)	HCP, Inc., strike price $38.50, expires 09/17/08	(27,594)
(100)	HCP, Inc., strike price $40, expires 10/20/08	(9,250)
(20,000)	Hill-Rom Holdings, Inc., strike price $30, expires 09/29/08	(22,572)
(29,800)	Hillenbrand, Inc., strike price $23.36, expires 09/29/08	(45,543)
(750)	Home Depot, Inc., strike price $25, expires 09/22/08	(76,500)
(750)	Home Depot, Inc., strike price $27.50, expires 09/22/08	(26,250)
(450)	Home Depot, Inc., strike price $27.50, expires 09/29/08	(20,227)
(37,000)	Integrys Energy Group, Inc., strike price $52, expires 09/29/08	(34,780)
(14,000)	Integrys Energy Group, Inc., strike price $53, expires 08/29/08	(9,076)
(10,000)	Intl. Business Machines Corp., strike price $126, expires 08/13/08	(30,285)
(56)	Intl. Business Machines Corp., strike price $130, expires 09/22/08	(17,920)
(150)	Intl. Business Machines Corp., strike price $130, expires 10/20/08	(73,500)
(120,000)	Johnson & Johnson, strike price $67.85, expires 09/04/08	(182,004)
(78,000)	Johnson & Johnson, strike price $68, expires 08/28/08	(87,883)
(1,000)	KeyCorp, strike price $12.50, expires 09/22/08	(35,000)
(250)	Kimberly-Clark Corp., strike price $65, expires 10/20/08	(6,250)
(36,500)	Kimco Realty Corp., strike price $38, expires 08/22/08	(18,385)
(160)	Liberty Property Trust, strike price $35, expires 08/18/08	(33,200)
(130)	Liberty Property Trust, strike price $40, expires 09/22/08	(10,725)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(200)	Lincoln National Corp., strike price $50, expires 08/18/08	$(14,500)
(200)	Lincoln National Corp., strike price $50, expires 09/22/08	(36,500)
(335)	Lincoln National Corp., strike price $55, expires 10/20/08	(27,638)
(475)	Linear Technology Corp., strike price $35, expires 08/18/08	(2,375)
(40,000)	Linear Technology Corp., strike price $35, expires 08/29/08	(7,096)
(240)	Marshall & Ilsley Corp., strike price $20, expires 08/18/08	(2,400)
(250)	Masco Corp., strike price $17.50, expires 09/22/08	(19,375)
(360)	Masco Corp., strike price $20, expires 09/22/08	(9,000)
(185)	McDonald’s Corp., strike price $60, expires 08/18/08	(19,425)
(820)	McDonald’s Corp., strike price $61, expires 08/29/08	(81,557)
(520)	McDonald’s Corp., strike price $61, expires 09/04/08	(63,346)
(23,000)	Medtronic, Inc., strike price $54.10, expires 09/02/08	(18,089)
(22,000)	Mercury General Corp., strike price $50, expires 09/26/08	(47,467)
(31,400)	Mercury General Corp., strike price $52.75, expires 08/04/08	(810)
(160)	Northern Trust Corp., strike price $75, expires 08/18/08	(75,200)
(660)	PepsiCo, Inc., strike price $67.50, expires 08/18/08	(39,600)
(2,050)	Pfizer, Inc., strike price $20, expires 09/22/08	(55,350)
(163,000)	Philip Morris Intl., Inc., strike price $52.49, expires 08/13/08	(100,783)
(900)	Philip Morris Intl., Inc., strike price $53, expires 08/29/08	(47,628)
(37,000)	Philip Morris Intl., Inc., strike price $53.50, expires 09/29/08	(48,840)
(500)	Pitney Bowes, Inc., strike price $35, expires 10/20/08	(20,000)
(24,000)	PPG Industries, Inc., strike price $62, expires 08/29/08	(30,298)
(250)	PPG Industries, Inc., strike price $65, expires 09/22/08	(19,375)
(386)	Procter & Gamble Co., strike price $65, expires 08/18/08	(57,900)
(750)	Procter & Gamble Co., strike price $65, expires 09/22/08	(163,125)
(100)	Procter & Gamble Co., strike price $65, expires 10/20/08	(25,500)
(66,500)	Progress Energy, Inc., strike price $43, expires 08/22/08	(43,644)
(65,000)	Progress Energy, Inc., strike price $43, expires 09/02/08	(35,003)
(760)	Realty Income Corp., strike price $25, expires 09/22/08	(106,400)
(200)	RPM Intl., Inc., strike price $21.75, expires 09/29/08	(9,814)
(35,000)	RPM Intl., Inc., strike price $24.55, expires 08/04/08	—
(220)	Stanley Works (The), strike price $47.50, expires 08/18/08	(6,600)
(220)	Stanley Works (The), strike price $50, expires 08/18/08	(3,300)
(150)	State Street Corp., strike price $75, expires 08/18/08	(21,750)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(400)	SunTrust Banks, Inc., strike price $40, expires 09/22/08	$(190,000)
(200)	SunTrust Banks, Inc., strike price $40, expires 10/20/08	(116,000)
(185)	SunTrust Banks, Inc., strike price $45, expires 08/18/08	(20,812)
(1,000)	Synovus Financial Corp., strike price $11, expires 09/04/08	(44,800)
(100,000)	Synovus Financial Corp., strike price $12, expires 09/22/08	(34,730)
(68,000)	Synovus Financial Corp., strike price $12.50, expires 09/22/08	(18,591)
(440)	T. Rowe Price Group, Inc., strike price $60, expires 08/18/08	(108,900)
(454)	U.S. Bancorp, strike price $30, expires 08/18/08	(76,045)
(2,000)	U.S. Bancorp, strike price $30, expires 09/22/08	(525,000)
(2,435)	U.S. Bancorp, strike price $32.50, expires 09/22/08	(316,550)
(210)	United Technologies Corp., strike price $68, expires 09/24/08	(21,017)
(15,000)	Universal Corp., strike price $52.50, expires 08/25/08	(26,466)
(15,000)	Universal Corp., strike price $52.50, expires 08/28/08	(28,331)
(100)	Universal Corp., strike price $65, expires 08/18/08	(500)
(58,400)	Valley National Bancorp, strike price $19.85, expires 09/29/08	(65,788)
(43,000)	Vectren Corp., strike price $30.08, expires 08/15/08	(6,295)
(18,000)	Vornado Realty Trust, strike price $96.39, expires 09/29/08	(70,740)
(350)	Wal-Mart Stores, Inc., strike price $57.50, expires 08/18/08	(72,275)
(12,000)	Wal-Mart Stores, Inc., strike price $59, expires 08/25/08	(17,743)
(750)	Washington Mutual, Inc., strike price $8, expires 10/20/08	(33,750)
(1,000)	Washington Mutual, Inc., strike price $9, expires 09/22/08	(15,500)
(100,000)	Wells Fargo & Co., strike price $30, expires 08/15/08	(158,070)
(2,000)	Wells Fargo & Co., strike price $30, expires 09/22/08	(555,000)
(1,000)	Wells Fargo & Co., strike price $30, expires 10/20/08	(330,000)
(1,000)	Wells Fargo & Co., strike price $32.50, expires 08/18/08	(57,500)
(985)	Wells Fargo & Co., strike price $35, expires 09/22/08	(76,338)

	Total Outstanding Call Options Written	(10,645,318)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Put Options Written—(0.0)%
(140)	Abbott Laboratories, strike price $55, expires 08/18/08	(9,100)
(550)	Chevron Corp., strike price $85, expires 08/18/08	(165,000)

	Total Outstanding Put Options Written	(174,100)

	Total Outstanding Options Written (Premium Received—$9,334,641)—(1.4)%	(10,819,418)

	Total Investments Net of Outstanding Options Written—99.2%	783,210,348
	Other Assets in Excess of Liabilities—0.8%	6,468,179

	Net Assets—100.0%	$789,678,527

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$991,518,980

Gross unrealized appreciation	$1,214,477
Gross unrealized depreciation	(198,703,691)

Net unrealized depreciation	$(197,489,214)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Security, or a portion of security, is on loan.

(c)	Represents current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC Money Market Series	18,508,200	$216,415

(e)	Security purchased with the cash proceeds from securities loans.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the Securities and Exchange Commission. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2 – Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Dividend AchieversTM Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Dividend AchieversTM Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Dividend AchieversTM Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Dividend AchieversTM Trust

Date: September 19, 2008